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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tamalpais Asset Management LP
Address:   3 Harbor Dr Ste. 204
           Sausalito, CA 94965

Form 13F File Number: 28-12446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren Huber
Title:     Chief Compliance Officer
Phone:     415-289-3606

Signature, Place, and Date of Signing:

    /s/ Darren Huber             Sausalito, CA               May 9, 2011
------------------------    ------------------------    ----------------------
      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         34

Form 13F Information Table Value Total:      $256,434
                                            (thousands)
List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE
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
COLUMN 1                                COLUMN 2       COLUMN 3   COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------                            --------------    ----------- -------- ----------------- ---------- -------- ----------------
                                                                                                                 VOTING AUTHORITY
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                      TITLE OF CLASS    CUSIP       (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                      --------------    ----------- -------- -------- --- ---- ---------- -------- ---- ------ ----
AMAZON COM INC                      COM               023135 10 6      209     1160 SH       SOLE                SOLE
AMGEN INC                           COM               031162 10 0      105     1971 SH       SOLE                SOLE
BANK OF AMERICA CORPORATION         COM               060505 10 4     1499   112470 SH       SOLE                SOLE
CHINA MED TECHNOLOGIES INC          NOTE 4.000% 8/1   169483 AC 8     3846  4245000 PRN      SOLE                SOLE
CISCO SYS INC                       COM               17275R 10 2     7588   441188 SH       SOLE                SOLE
CITIGROUP INC                       COM               172967 10 1      206    46671 SH       SOLE                SOLE
CITIGROUP INC                       * W EXP 10/28/201 172967 23 4       25    95900 SH       SOLE                SOLE
EXELON CORP                         COM               30161N 10 1     1503    36447 SH       SOLE                SOLE
FEDEX CORP                          COM               31428X 10 6       87      922 SH       SOLE                SOLE
GENERAL MTRS CO                     COM               37045V 10 0    12539   404100 SH       SOLE                SOLE
GOLDMAN SACHS GROUP INC             COM               38141G 10 4      848     5349 SH       SOLE                SOLE
GOOGLE INC                          CL A              38259P 50 8      345      588 SH       SOLE                SOLE
INTEL CORP                          COM               458140 10 0     8848   438665 SH       SOLE                SOLE
INTERDIGITAL INC                    COM               45867G 10 1      501    10500 SH       SOLE                SOLE
JOHNSON & JOHNSON                   COM               478160 10 4     9641   162720 SH       SOLE                SOLE
MCDONALDS CORP                      COM               580135 10 1     1270    16691 SH       SOLE                SOLE
MERCK & CO INC NEW                  COM               58933Y 10 5     7345   220583 SH       SOLE                SOLE
MICROSOFT CORP                      COM               594918 10 4     2969   116945 SH       SOLE                SOLE
MONSANTO CO NEW                     COM               61166W 10 1      457     6325 SH       SOLE                SOLE
MORGAN STANLEY                      COM NEW           617446 44 8     1259    46074 SH       SOLE                SOLE
NEWMONT MINING CORP                 COM               651639 10 6      815    14932 SH       SOLE                SOLE
NOVAGOLD RES INC                    NOTE 5.500% 5/1   66987E AA 5    18220 12000000 PRN      SOLE                SOLE
PEPSICO INC                         COM               713448 10 8     2531    39289 SH       SOLE                SOLE
PROCTER & GAMBLE CO                 COM               742718 10 9     7785   126374 SH       SOLE                SOLE
QIMONDA FIN LLC                     NOTE 6.750% 3/2   74732W AA 7     1158 19300000 PRN      SOLE                SOLE
SPDR S&P 500 ETF TR                 TR UNIT           78462F 10 3   125291   946200 SH       SOLE                SOLE
SOUTHEBYS                           NOTE 3.125% 6/1   835898 AC 1     4950  3000000 PRN      SOLE                SOLE
SOUTHERN CO                         COM               842587 10 7     2488    65290 SH       SOLE                SOLE
STILLWATER MNG CO                   NOTE 1.875% 3/1   86074Q AF 9    22036 18221000 PRN      SOLE                SOLE
SYMANTEC CORP                       COM               871503 10 8     1098    59200 SH       SOLE                SOLE
TARGET CORP                         COM               87612E 10 6     2967    59323 SH       SOLE                SOLE
TRINITY INDS INC                    COM               896522 10 9     3611    98480 SH       SOLE                SOLE
WAL MART STORES INC                 COM               931142 10 3     2292    43768 SH       SOLE                SOLE
WELLS FARGO & CO NEW                COM               949746 10 1      102     3214 SH       SOLE                SOLE
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